Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 24, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 26, 2018	Jun. 21, 2017	Mar. 08, 2016
Related Party Transaction [Line Items]
Deferred revenue recognized		$ 2,648,000	$ 1,636,000	$ 5,067,000	$ 4,376,000	$ 8,100,000
Advisory agreement, amount due upon approval										$ 5,000,000
Advisory agreement, initial term	10 years
ERFP Commitments:
ERFP Commitments				33,900,000	0	0
Initial ERFP Commitment				50,000,000		50,000,000
ERFP Commitments		69,391,000		69,391,000		33,900,000	$ 0
Unfunded ERFP Commitments		20,291,000		20,291,000
Amount invested				2,176,000	0
Rental expense			348,000		690,000	2,100,000	307,000
Officer of J&S
ERFP Commitments:
Operating lease amount per year				307,000		300,000
Rental expense		$ 77,000	84,000	$ 155,000	168,000	$ 335,000	$ 50,000
Pure Wellness
ERFP Commitments:
Noncontrolling interests in consolidated entities		30.00%		30.00%		30.00%	30.00%
Ashford LLC
ERFP Commitments:
Noncontrolling interests in consolidated entities		0.00%		0.00%		0.00%	0.00%
JSAV
ERFP Commitments:
Noncontrolling interests in consolidated entities		0.00%		0.00%		0.00%	0.00%
OpenKey
ERFP Commitments:
Noncontrolling interests in consolidated entities		25.26%		25.26%		24.74%	16.51%				100.00%
OpenKey | Ashford Trust
ERFP Commitments:
Noncontrolling interests in consolidated entities		16.64%		16.64%		16.30%	16.23%
Amount invested		$ 299,000	0	$ 299,000	667,000	$ 667,000	$ 983,000	$ 2,300,000
OpenKey | Braemar
ERFP Commitments:
Noncontrolling interests in consolidated entities		8.40%		8.40%		8.21%	0.00%
Amount invested		$ 156,000	0	$ 156,000	2,000,000	$ 2,000,000	$ 0	0
RED
ERFP Commitments:
Noncontrolling interests in consolidated entities		20.00%		20.00%		20.00%	0.00%
Ashford Trust OP
Related Party Transaction [Line Items]
Gross asset value multiplier		0.70%		0.70%		0.70%
Advisory services, quarterly base fee		0.70%		0.70%		0.70%
Revenue		$ 22,487,000	25,199,000	$ 44,661,000	43,829,000	$ 86,589,000	$ 59,654,000	50,996,000
Cost of revenues for audio visual		1,862,000	836,000	3,546,000	1,190,000	3,444,000	90,000	0
Due from related parties		4,872,000		4,872,000		5,293,000	13,346,000
Ashford Trust OP | Corporate and Other
Related Party Transaction [Line Items]
Revenue		461,000	4,323,000	1,979,000	5,231,000	1,871,000	920,000	0
Ashford Trust OP | REIT Advisory
Related Party Transaction [Line Items]
Revenue		16,923,000	20,765,000	32,612,000	38,463,000	77,437,000	58,657,000	50,992,000
Ashford Trust OP | OpenKey
Related Party Transaction [Line Items]
Revenue		$ 27,000	23,000	$ 55,000	47,000	$ 97,000	77,000	4,000
Braemar
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%		0.70%
ERFP Commitments:
ERFP Commitments				$ 0	0	$ 0
Initial ERFP Commitment				50,000,000		0
ERFP Commitments		$ 48,580,000		48,580,000		0	0
Ashford Trust
ERFP Commitments:
ERFP Commitments				33,900,000	0	0
Initial ERFP Commitment				0		50,000,000
ERFP Commitments		20,811,000		20,811,000		$ 33,900,000	0
Unfunded ERFP Commitments		$ 11,411,000		$ 11,411,000
Braemar OP
Related Party Transaction [Line Items]
Gross asset value multiplier						0.70%
Advisory services, quarterly base fee		0.70%		0.70%
Revenue		$ 8,490,000	5,643,000	$ 16,708,000	11,177,000	$ 24,856,000	11,372,000	16,571,000
Cost of revenues for audio visual		119,000	0	205,000	0
Due from related parties		1,830,000		1,830,000		1,996,000	1,738,000
ERFP Commitments:
Unfunded ERFP Commitments		8,880,000		8,880,000
Braemar OP | Corporate and Other
Related Party Transaction [Line Items]
Revenue		266,000	1,197,000	790,000	1,403,000	828,000	25,000	0
Braemar OP | REIT Advisory
Related Party Transaction [Line Items]
Revenue		5,718,000	4,435,000	10,645,000	9,758,000	20,506,000	11,331,000	16,571,000
Braemar OP | JSAV
Related Party Transaction [Line Items]
Revenue		0	0	0	0	0	0	0
Braemar OP | OpenKey
Related Party Transaction [Line Items]
Revenue		13,000	11,000	33,000	16,000	29,000	16,000	0
Remington
ERFP Commitments:
Reimbursements		$ 2,500,000	1,300,000	$ 4,300,000	2,500,000	$ 4,400,000	4,900,000
Minimum | Ashford Trust
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.50%		0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee		$ 6,000,000,000		$ 6,000,000,000		$ 6,000,000,000
Maximum | Ashford Trust
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee		$ 10,000,000,000		$ 10,000,000,000		$ 10,000,000,000
Hilton Old Town Alexandria
ERFP Commitments:
ERFP payments						(11,100,000)
Hilton Old Town Alexandria | Braemar
ERFP Commitments:
ERFP payments						0
Hilton Old Town Alexandria | Ashford Trust
ERFP Commitments:
ERFP payments						(11,100,000)
Embassy Suits New York Midtown Manhattan
ERFP Commitments:
ERFP payments				(8,089,000)
Unfunded ERFP Commitments		11,411,000		11,411,000
Embassy Suits New York Midtown Manhattan | Ashford Trust
ERFP Commitments:
ERFP payments				(8,089,000)
Unfunded ERFP Commitments		11,411,000		11,411,000
Embassy Suits New York Midtown Manhattan | Braemar OP
ERFP Commitments:
ERFP payments				0
Unfunded ERFP Commitments		0		0
Ritz-Carlton Lake Tahoe
ERFP Commitments:
ERFP payments				(1,420,000)
Unfunded ERFP Commitments		8,880,000		8,880,000
Ritz-Carlton Lake Tahoe | Ashford Trust
ERFP Commitments:
ERFP payments				0
Unfunded ERFP Commitments		0		0
Ritz-Carlton Lake Tahoe | Braemar OP
ERFP Commitments:
ERFP payments				(1,420,000)
Unfunded ERFP Commitments		8,880,000		8,880,000
La Posada
ERFP Commitments:
ERFP payments						(5,000,000)
La Posada | Braemar
ERFP Commitments:
ERFP payments						0
La Posada | Ashford Trust
ERFP Commitments:
ERFP payments						(5,000,000)
Hilton Santa Cruz/Scotts Valley
ERFP Commitments:
ERFP payments				(5,000,000)
Hilton Santa Cruz/Scotts Valley | Braemar
ERFP Commitments:
ERFP payments				0
Hilton Santa Cruz/Scotts Valley | Ashford Trust
ERFP Commitments:
ERFP payments				(5,000,000)
Base Fee | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		8,415,000	8,862,000	16,460,000	17,466,000	35,482,000	34,724,000	34,700,000
Reimbursable expenses | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		2,658,000	1,997,000	4,698,000	3,526,000	7,905,000	7,600,000	6,054,000
Deferred revenue recognized		491,000	384,000	1,100,000	586,000	2,200,000	1,700,000	0
Reimbursable expenses | Braemar OP
Related Party Transaction [Line Items]
Deferred revenue recognized		36,000	29,000	80,000	44,000	162,000	126,000	0
Equity-based compensation | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		4,548,000	8,940,000	8,837,000	15,685,000	25,245,000	11,077,000	8,429,000
Incentive advisory fee | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		0	452,000	0	904,000	1,809,000	1,809,000	1,809,000
Incentive advisory fee | Braemar OP
Related Party Transaction [Line Items]
Revenue						1,300,000
Total advisory services revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		15,621,000	20,251,000	29,995,000	37,581,000	70,441,000	55,210,000	50,992,000
Investment management reimbursements | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		337,000	329,000	695,000	511,000	1,156,000	1,976,000	0
Debt placement fees | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		79,000	3,959,000	1,158,000	4,591,000	5,094,000	913,000	0
Claim management services | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		20,000	18,000	31,000	36,000	76,000	0	0
Lease revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		945,000	167,000	1,891,000	335,000	670,000	558,000	0
Other services | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		409,000	387,000	876,000	687,000	1,968,000	997,000
Total other revenue | Ashford Trust OP
Related Party Transaction [Line Items]
Revenue		1,790,000	4,860,000	4,651,000	6,160,000	8,964,000	4,444,000	4,000
Audio visual
Related Party Transaction [Line Items]
Cost of revenues for audio visual		22,229,000	17,021,000	43,668,000	33,608,000	64,555,000	7,757,000	0
Deferred revenue recognized		1,400,000	833,000	2,400,000	2,700,000	3,800,000
Audio visual | Ashford Trust OP | JSAV
Related Party Transaction [Line Items]
Revenue		0	88,000	0	88,000	88,000	0	0
Advisory services revenue | Base Fee | Braemar OP
Related Party Transaction [Line Items]
Revenue		2,775,000	2,312,000	5,352,000	4,419,000	9,423,000	8,799,000	8,343,000
Advisory services revenue | Reimbursable expenses | Braemar OP
Related Party Transaction [Line Items]
Revenue		562,000	499,000	1,031,000	919,000	1,932,000	2,105,000	2,805,000
Advisory services revenue | Equity-based compensation | Ashford Trust OP | Executive
Related Party Transaction [Line Items]
Revenue					4,500,000	4,500,000
Advisory services revenue | Equity-based compensation | Braemar OP
Related Party Transaction [Line Items]
Revenue		1,963,000	1,378,000	3,432,000	3,925,000	6,481,000	1,683,000	3,814,000
Advisory services revenue | Equity-based compensation | Braemar OP | Executive
Related Party Transaction [Line Items]
Revenue					2,200,000	2,200,000
Advisory services revenue | Incentive advisory fee | Braemar OP
Related Party Transaction [Line Items]
Revenue		169,000	0	339,000	0	678,000	1,274,000	1,274,000
Advisory services revenue | Other advisory revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		130,000	130,000	258,000	258,000	521,000	277,000	0
Advisory services revenue | Total advisory services revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		5,599,000	4,319,000	10,412,000	9,521,000	19,035,000	10,772,000	16,236,000
Project management
Related Party Transaction [Line Items]
Cost of revenues for audio visual		2,697,000	0	5,488,000	0	3,292,000	0	0
Project management | Ashford Trust OP | Premier
Related Party Transaction [Line Items]
Revenue		5,076,000	0	10,015,000	0	7,096,000	0	0
Project management | Braemar OP | Premier
Related Party Transaction [Line Items]
Revenue		2,493,000	0	5,240,000	0	3,493,000	0	0
Other revenue
Related Party Transaction [Line Items]
Deferred revenue recognized		592,000	261,000	1,200,000	772,000	2,200,000
Other revenue | Debt placement fees | Braemar OP
Related Party Transaction [Line Items]
Revenue		0	1,000,000	275,000	1,000,000	999,000	224,000	0
Other revenue | Claim management services | Braemar OP
Related Party Transaction [Line Items]
Revenue		35,000	32,000	65,000	69,000	137,000	0	0
Other revenue | Lease revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		84,000	84,000	168,000	168,000	335,000	335,000	335,000
Other revenue | Other services | Braemar OP
Related Party Transaction [Line Items]
Revenue		279,000	208,000	548,000	419,000	857,000	41,000	0
Other revenue | Total other revenue | Braemar OP
Related Party Transaction [Line Items]
Revenue		398,000	$ 1,324,000	1,056,000	$ 1,656,000	2,328,000	600,000	$ 335,000
Affiliated Entity
Related Party Transaction [Line Items]
Program commitment amount		50,000,000		50,000,000
Affiliated Entity | Ashford Trust OP | Pure Wellness
Related Party Transaction [Line Items]
Due from (to) related party		338,000		338,000		418,000	302,000
Affiliated Entity | Ashford Trust OP | Ashford LLC
Related Party Transaction [Line Items]
Due from (to) related party		1,062,000		1,062,000		2,337,000	12,610,000
Affiliated Entity | Ashford Trust OP | AIM
Related Party Transaction [Line Items]
Due from (to) related party		123,000		123,000		99,000	347,000
Affiliated Entity | Ashford Trust OP | Premier
Related Party Transaction [Line Items]
Due from (to) related party		1,937,000		1,937,000		1,611,000	0
Affiliated Entity | Ashford Trust OP | JSAV
Related Party Transaction [Line Items]
Due from (to) related party		1,407,000		1,407,000		826,000	62,000
Affiliated Entity | Ashford Trust OP | OpenKey
Related Party Transaction [Line Items]
Due from (to) related party		5,000		5,000		2,000	25,000
Affiliated Entity | Braemar
Related Party Transaction [Line Items]
Program potential commitment amount		$ 100,000,000		$ 100,000,000
Program percent of commitment for each hotel		10.00%		10.00%
Affiliated Entity | Ashford Trust
Related Party Transaction [Line Items]
Program commitment amount									$ 50,000,000
Program potential commitment amount									$ 100,000,000
Program percent of commitment for each hotel									10.00%
Affiliated Entity | Braemar OP | Pure Wellness
Related Party Transaction [Line Items]
Due from related parties		$ 36,000		$ 36,000		30,000	50,000
Affiliated Entity | Braemar OP | Ashford LLC
Related Party Transaction [Line Items]
Due from related parties		750,000		750,000		941,000	1,682,000
Affiliated Entity | Braemar OP | Premier
Related Party Transaction [Line Items]
Due from related parties		805,000		805,000		949,000	0
Affiliated Entity | Braemar OP | JSAV
Related Party Transaction [Line Items]
Due from related parties		109,000		109,000		4,000	0
Affiliated Entity | Braemar OP | OpenKey
Related Party Transaction [Line Items]
Due from related parties		1,000		1,000		12,000	6,000
Affiliated Entity | Braemar OP | RED
Related Party Transaction [Line Items]
Due from related parties		$ 129,000		$ 129,000		$ 60,000	$ 0